UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY			10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2009

ITEM 1.          REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / OCTOBER 31, 2009

Western Asset High Income Fund II Inc.

(HIX)

Managed by  WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	22

Statement of operations	23

Statements of changes in net assets	24

Statement of cash flows	25

Financial highlights	26

Notes to financial statements	27

Additional shareholder information	39

Dividend reinvestment plan	40

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended October 31, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department’s preliminary estimate for third quarter 2009 GDP growth was 2.8%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While the PMI dipped to 52.6 in September, it rose to 55.7 in October, its best reading since April 2006.

The housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose 1.2% in August 2009 versus the prior month. This marked the fourth straight monthly gain. In addition, the National Association of Realtors’ Pending Home Sales Indexiv rose 6.1% in September, the eighth consecutive monthly increase.

One area that remained weak—and could hamper the magnitude of economic recovery—was the labor market. While monthly job losses have moderated compared to earlier in the year, the unemployment rate rose to 10.2% in October 2009, its highest level in more than twenty-six years. Since

Western Asset High Income Fund II Inc.	I

Letter from the chairman continued

December 2007, the number of unemployed has risen by approximately 8.2 million and there have been twenty-two consecutive months of job losses.

The Federal Reserve Board (“Fed”)v continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds ratevi from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its November 2009 meeting, the Fed said that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.91% and 3.16%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.90% and 3.41%, respectively. Over the six months ended October 31, 2009, longer-term yields moved higher due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher. For the six months ended October 31, 2009, the Barclays Capital U.S. Aggregate Indexvii returned 5.61%.

The high-yield bond market produced very strong results for the six months ended October 31, 2009. In sharp contrast to its poor results in late 2008 and February 2009, the asset class posted positive returns during all six months of the reporting period. This strong rally was due to a variety of factors, including the unfreezing of the credit markets, improving economic data and strong investor demand. All told, over the six months ended October 31, 2009, the Citigroup High Yield Market Indexviii returned 26.22%.

Emerging market debt prices rallied sharply—posting positive returns during all six months of the reporting period. This was triggered by rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended October 31, 2009, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)ix returned 16.06%.

II	Western Asset High Income Fund II Inc.

Performance review

For the six months ended October 31, 2009, Western Asset High Income Fund II Inc. returned 45.34% based on its net asset value (“NAV”)x and 44.71% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexxi and the EMBI Global, returned 27.72% and 16.06%, respectively, over the same time frame. The Lipper High Current Yield (Leveraged) Closed-End Funds Category Averagexii returned 34.92% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During the six-month period, the Fund made distributions to shareholders totaling $0.57 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of October 31, 2009. Past performance is no guarantee of future results.

PERFORMANCE SNAPSHOT as of October 31, 2009 (unaudited)

PRICE PER SHARE	6-MONTH TOTAL RETURN* (not annualized)
$8.25 (NAV)	45.34%
$8.35 (Market Price)	44.71%

All figures represent past performance and are not a guarantee of future results. The performance stated may have been due to extraordinary market conditions, which may not be sustainable over longer periods.

*     Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced

Western Asset High Income Fund II Inc.	III

Letter from the chairman continued

website, www.leggmason.com/cef. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•  Fund prices and performance,

•  Market insights and commentaries from our portfolio managers, and

•  A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for additional information?

The Fund is traded under the symbol “HIX” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XHGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/cef.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Standard Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 27, 2009

IV	Western Asset High Income Fund II Inc.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall generally, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions which could result in significant fluctuations. The risks are magnified in emerging markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i                  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii               The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii            The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv             The Pending Home Sales Index is an index created by the National Association of Realtors that tracks home sales in which a contract is signed but the sale has not yet closed. The Index is a leading indicator of future existing home sales as it typically takes four to six weeks to close a sale after a contract has been signed.

v                The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

vi             The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vii          The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii       The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

ix              The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

x                 Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

xi              The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xii           Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 36 funds in the Fund’s Lipper category.

Western Asset High Income Fund II Inc.	V

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Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†     The bar graphs above represent the composition of the Fund’s investments as of October 31, 2009 and April 30, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	1

Schedule of investments (unaudited)

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES — 91.4%
CONSUMER DISCRETIONARY — 17.9%
	Auto Components — 1.2%
770,000	Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16(a)	$848,925
8,458,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	8,415,710
	Visteon Corp., Senior Notes:
321,000	8.250% due 8/1/10(c)	83,460
2,874,000	12.250% due 12/31/16(a)(c)	1,077,750
	Total Auto Components	10,425,845
	Automobiles — 0.3%
	Motors Liquidation Co., Senior Notes:
9,995,000	7.200% due 1/15/11(c)	1,499,250
7,855,000	8.375% due 7/15/33(c)	1,217,525
	Total Automobiles	2,716,775
	Diversified Consumer Services — 0.4%
	Education Management LLC/Education Management Finance Corp.:
400,000	Senior Notes, 8.750% due 6/1/14	414,000
880,000	Senior Subordinated Notes, 10.250% due 6/1/16	963,600
	Service Corp. International, Senior Notes:
1,200,000	7.625% due 10/1/18	1,197,000
1,090,000	7.500% due 4/1/27	975,550
	Total Diversified Consumer Services	3,550,150
	Hotels, Restaurants & Leisure — 5.8%
2,515,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14(a)	2,628,175
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	910,000
468,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19(a)	303,030
3,915,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	4,012,875
2,985,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	2,432,775
	El Pollo Loco Inc.:
4,490,000	Senior Notes, 11.750% due 11/15/13	4,153,250
2,530,000	Senior Secured Notes, 11.750% due 12/1/12(a)	2,669,150
975,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15(a)(c)	39,000
	Harrah’s Operating Co. Inc.:
4,090,000	Senior Notes, 10.750% due 2/1/16	3,149,300
	Senior Secured Notes:
760,000	10.000% due 12/15/15(a)	600,400
3,985,000	11.250% due 6/1/17(a)	4,084,625

See Notes to Financial Statements.

2	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 5.8% continued
4,780,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17(a)	$4,899,500
3,725,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12(a)	2,402,625
6,400,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10(c)(e)	2,576,000
	MGM MIRAGE Inc.:
160,000	Senior Notes, 8.500% due 9/15/10	159,600
	Senior Secured Notes:
890,000	10.375% due 5/15/14(a)	952,300
2,135,000	11.125% due 11/15/17(a)	2,359,175
2,500,000	Senior Subordinated Notes, 8.375% due 2/1/11	2,293,750
	Mohegan Tribal Gaming Authority:
2,360,000	Senior Secured Notes, 11.500% due 11/1/17(a)	2,318,700
420,000	Senior Subordinated Notes, 6.875% due 2/15/15	279,300
850,000	Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19(a)	835,125
3,040,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17(a)	3,040,000
1,800,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 4.680% due 2/1/14(a)(f)	909,000
	Station Casinos Inc.:
7,305,000	Senior Notes, 6.000% due 4/1/12(c)(e)	1,689,281
1,450,000	Senior Subordinated Notes, 6.625% due 3/15/18(c)(e)	65,250
1,400,000	Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp., Secured Notes, 7.875% due 11/1/17(a)	1,382,500
	Total Hotels, Restaurants & Leisure	51,144,686
	Household Durables — 0.9%
	American Greetings Corp., Senior Notes:
640,000	7.375% due 6/1/16	624,000
497,000	7.375% due 6/1/16	457,240
4,285,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11(e)	4,274,287
2,245,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12(e)	2,127,138
	Total Household Durables	7,482,665
	Leisure Equipment & Products — 0.1%
600,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16(a)	643,500
	Media — 6.6%
	Affinion Group Inc.:
1,240,000	Senior Notes, 10.125% due 10/15/13	1,277,200

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	3

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Media — 6.6% continued
	Senior Subordinated Notes:
3,270,000	10.125% due 10/15/13	$3,368,100
6,800,000	11.500% due 10/15/15	7,140,000
	CCH I LLC/CCH I Capital Corp.:
1,980,000	Senior Notes, 11.000% due 10/1/15(c)(e)	396,000
14,774,000	Senior Secured Notes, 11.000% due 10/1/15(c)(e)	3,028,670
	Cengage Learning Acquisitions Inc.:
1,380,000	Senior Notes, 10.500% due 1/15/15(a)	1,311,000
2,550,000	Senior Subordinated Notes, 13.250% due 7/15/15(a)	2,409,750
1,100,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12(c)(d)(e)	5,500
1,105,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11(c)(e)	11,161
8,660,000	Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14(a)	9,612,600
254,000	CMP Susquehanna Corp., 4.774% due 5/15/14(a)(d)(e)(f)	76,094
	CSC Holdings Inc.:
1,500,000	Senior Debentures, 7.875% due 2/15/18	1,552,500
2,835,000	Senior Notes, 8.500% due 6/15/15(a)	3,008,644
	DISH DBS Corp., Senior Notes:
1,940,000	6.625% due 10/1/14	1,896,350
200,000	7.750% due 5/31/15	205,500
5,255,000	7.875% due 9/1/19	5,406,081
2,419,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22(a)(g)	2,515,760
4,190,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16(c)	230,450
690,000	NET Servicos de Comunicacao SA, Bonds, 7.500% due 1/27/20(a)	683,962
1,695,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16(c)	105,937
3,000,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	2,857,500
2,525,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	2,184,125
3,795,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14(a)	4,122,319
1,265,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18(a)	1,344,062
	Virgin Media Finance PLC:
1,370,000	Senior Bonds, 9.500% due 8/15/16	1,455,625
1,830,000	Senior Notes, 9.125% due 8/15/16	1,894,050
	Total Media	58,098,940
	Multiline Retail — 1.0%
	Neiman Marcus Group Inc.:
8,410,979	Senior Notes, 9.000% due 10/15/15(b)	7,485,771

See Notes to Financial Statements.

4	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Multiline Retail — 1.0% continued
1,070,000	Senior Secured Notes, 7.125% due 6/1/28	$909,500
	Total Multiline Retail	8,395,271
	Specialty Retail — 1.1%
2,975,000	Blockbuster Inc., Senior Secured Notes, 11.750% due 10/1/14(a)	2,833,688
2,350,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,426,375
300,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19(a)	316,500
4,305,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	4,326,525
	Total Specialty Retail	9,903,088
	Textiles, Apparel & Luxury Goods — 0.5%
4,455,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	4,811,400
	TOTAL CONSUMER DISCRETIONARY	157,172,320
CONSUMER STAPLES — 1.6%
	Food Products — 0.7%
1,960,000	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19(a)	1,999,200
	Dole Food Co. Inc.:
130,000	Senior Notes, 13.875% due 3/15/14(a)	152,750
1,400,000	Senior Secured Notes, 8.000% due 10/1/16(a)	1,424,500
2,040,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14(a)	2,152,200
	Total Food Products	5,728,650
	Household Products — 0.6%
1,265,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12(a)	1,258,675
2,235,000	Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes, 7.750% due 10/15/16(a)	2,246,175
2,100,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,157,750
	Total Household Products	5,662,600
	Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
2,190,000	10.000% due 7/15/16(a)	2,288,550
700,000	10.000% due 7/15/16(a)	731,500
	Total Tobacco	3,020,050
	TOTAL CONSUMER STAPLES	14,411,300
ENERGY — 12.8%
	Energy Equipment & Services — 1.3%
210,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	291,752
2,690,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14(a)	2,864,850

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Energy Equipment & Services — 1.3% continued
2,225,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	$2,119,312
1,145,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,122,100
1,345,000	Hercules Offshore LLC, Senior Secured Notes, 10.500% due 10/15/17(a)	1,348,363
3,015,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	2,958,469
1,090,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/1/16(a)	1,139,050
	Total Energy Equipment & Services	11,843,896
	Oil, Gas & Consumable Fuels — 11.5%
770,000	Adaro Indonesia PT, Notes, 7.625% due 10/22/19(a)	764,225
2,375,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16(a)	2,446,250
2,440,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	1,964,200
7,595,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	7,025,375
2,280,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	2,451,000
	Chesapeake Energy Corp., Senior Notes:
2,000,000	6.625% due 1/15/16	1,932,500
1,420,000	6.500% due 8/15/17	1,338,350
2,500,000	6.250% due 1/15/18	2,300,000
2,870,000	7.250% due 12/15/18	2,791,075
1,365,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16(a)	1,443,488
1,085,000	Concho Resources Inc., Senior Notes, 8.625% due 10/1/17	1,122,975
6,924,866	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.284% due 4/15/10(a)(b)(f)	5,851,512
	El Paso Corp.:
493,000	Medium-Term Notes, 7.800% due 8/1/31	464,363
5,200,000	Senior Notes, 7.875% due 6/15/12	5,359,598
620,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	664,950
285,000	Enterprise Products Operating LLP, Junior Subordinated Notes, 8.375% due 8/1/66(f)	279,653
2,565,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14(a)	2,616,300
5,540,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	5,290,700
2,070,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13(a)(g)	2,189,025
1,720,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17(a)(g)	1,659,800
1,215,000	Mariner Energy Inc., Senior Notes, 8.000% due 5/15/17	1,148,175
2,440,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	2,507,100

See Notes to Financial Statements.

6	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 11.5% continued
3,140,000	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15(a)	$3,124,300
	OPTI Canada Inc., Senior Secured Notes:
1,480,000	7.875% due 12/15/14	1,161,800
1,495,000	8.250% due 12/15/14	1,181,050
6,067,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35(g)	5,934,521
1,145,000	Petrobras International Finance Co., Senior Notes, 6.875% due 1/20/40	1,149,580
3,435,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	3,572,400
	Petroplus Finance Ltd., Senior Notes:
1,610,000	6.750% due 5/1/14(a)	1,513,400
320,000	7.000% due 5/1/17(a)	291,200
	Plains Exploration & Production Co., Senior Notes:
1,975,000	10.000% due 3/1/16	2,123,125
2,260,000	8.625% due 10/15/19	2,276,950
	Quicksilver Resources Inc.:
485,000	Senior Notes, 11.750% due 1/1/16	540,775
3,000,000	Senior Subordinated Notes, 7.125% due 4/1/16	2,707,500
7,890,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15(b)	8,047,800
7,887,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(c)(e)	512,655
2,470,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	2,544,100
2,000,000	Tesoro Corp., Senior Notes, 6.250% due 11/1/12	1,975,000
2,910,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(c)	421,950
2,515,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	2,332,662
2,205,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	2,207,756
3,475,000	Williams Cos. Inc., Senior Notes, 7.625% due 7/15/19	3,787,215
	Total Oil, Gas & Consumable Fuels	101,016,353
	TOTAL ENERGY	112,860,249
FINANCIALS — 11.7%
	Capital Markets — 0.1%
2,715,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12(c)	441,188
	Commercial Banks — 2.1%
1,910,000	BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	1,494,925
1,300,000	Credit Agricole SA, Subordinated Notes, 8.375% due 10/13/19(a)(f)(h)	1,371,906
	ICICI Bank Ltd., Subordinated Bonds:
1,174,000	6.375% due 4/30/22(a)(f)(g)	1,006,841
1,170,000	6.375% due 4/30/22(a)(f)(g)	1,001,987

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Commercial Banks — 2.1% continued
	Royal Bank of Scotland Group PLC, Subordinated Notes:
1,455,000	5.000% due 11/12/13	$1,307,563
620,000	5.050% due 1/8/15	546,159
	RSHB Capital, Loan Participation Notes:
2,010,000	Notes, 9.000% due 6/11/14(a)(g)	2,243,763
	Secured Notes:
1,204,000	7.175% due 5/16/13(a)(g)	1,259,745
1,720,000	7.125% due 1/14/14(a)(g)	1,797,400
1,320,000	7.125% due 1/14/14(a)(g)	1,380,192
1,055,000	Senior Secured Notes, 6.299% due 5/15/17(a)(g)	1,044,450
3,110,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13(f)(h)	2,907,850
1,100,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13(f)(h)	1,188,000
	Total Commercial Banks	18,550,781
	Consumer Finance — 5.1%
5,370,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16(a)	5,920,425
	Ford Motor Credit Co., LLC, Senior Notes:
1,000,000	9.875% due 8/10/11	1,023,285
2,760,000	7.500% due 8/1/12	2,689,468
19,430,000	12.000% due 5/15/15	21,903,886
	GMAC LLC:
4,290,000	Debentures, zero coupon bond to yield 27.702% due 6/15/15	2,134,275
2,390,000	Senior Bonds, zero coupon bond to yield 37.540% due 12/1/12	1,661,086
	Senior Notes:
3,166,000	6.875% due 8/28/12(a)	3,023,530
6,140,000	6.750% due 12/1/14(a)	5,633,450
1,031,000	8.000% due 11/1/31(a)	891,815
11,000	Subordinated Notes, 8.000% due 12/31/18(a)	9,130
	Total Consumer Finance	44,890,350
	Diversified Financial Services — 2.4%
2,160,000	Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	2,471,375
4,430,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	3,654,750
	CIT Group Inc., Senior Notes:
950,000	4.125% due 11/3/09(j)	643,625
3,455,000	0.759% due 3/12/10(f)(j)	2,284,619
390,000	International Lease Finance Corp., Medium-Term Notes, Senior Notes, 5.750% due 6/15/11	350,448
330,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18(f)(h)	332,883

See Notes to Financial Statements.

8	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Diversified Financial Services — 2.4% continued
	Leucadia National Corp., Senior Notes:
80,000	7.750% due 8/15/13	$81,200
3,670,000	8.125% due 9/15/15	3,734,225
	TNK-BP Finance SA:
230,000	6.625% due 3/20/17(a)	219,949
200,000	7.875% due 3/13/18(a)	203,000
	Senior Notes:
1,540,000	7.500% due 7/18/16(a)(g)	1,559,250
1,390,000	7.875% due 3/13/18(a)(g)	1,414,325
4,000,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, 11.250% due 10/1/15	4,220,000
	Total Diversified Financial Services	21,169,649
	Insurance — 1.0%
	American International Group Inc.:
1,875,000	Junior Subordinated Notes, 8.175% due 5/15/58(f)	1,139,063
4,565,000	Medium-Term Notes, Senior Notes, 5.450% due 5/18/17	3,465,360
	Senior Notes:
840,000	5.600% due 10/18/16	645,076
3,180,000	8.250% due 8/15/18	2,714,203
1,100,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	1,080,750
	Total Insurance	9,044,452
	Real Estate Investment Trusts (REITs) — 0.3%
2,500,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,500,000
	Real Estate Management & Development — 0.6%
1,297,400	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15(a)(d)(e)	486,525
	Realogy Corp.:
5,605,000	Senior Notes, 10.500% due 4/15/14	4,035,600
392,592	Senior Toggle Notes, 11.000% due 4/15/14(b)	261,074
	Total Real Estate Management & Development	4,783,199
	Thrifts & Mortgage Finance — 0.1%
1,370,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	1,205,600
	TOTAL FINANCIALS	102,585,219
HEALTH CARE — 6.3%
	Biotechnology — 0.2%
1,470,000	Talecris Biotherapeutics Holdings Corp., Senior Notes, 7.750% due 11/15/16(a)	1,495,725

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Health Care Equipment & Supplies — 0.5%
	Biomet Inc.:
920,000	Senior Notes, 10.000% due 10/15/17	$999,350
3,500,000	Senior Toggle Notes, 10.375% due 10/15/17(b)	3,784,375
	Total Health Care Equipment & Supplies	4,783,725
	Health Care Providers & Services — 5.6%
6,175,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	4,878,250
1,350,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	1,336,500
	HCA Inc.:
1,325,000	Debentures, 7.500% due 11/15/95	991,903
15,354,000	Senior Secured Notes, 9.625% due 11/15/16(b)	16,332,817
	Tenet Healthcare Corp., Senior Notes:
3,100,000	9.000% due 5/1/15(a)	3,293,750
5,810,000	10.000% due 5/1/18(a)	6,434,575
1,470,000	6.875% due 11/15/31	1,124,550
	Universal Hospital Services Inc., Senior Secured Notes:
1,010,000	4.635% due 6/1/15(f)	853,450
4,840,000	8.500% due 6/1/15(b)	4,815,800
8,182,000	US Oncology Holdings Inc., Senior Notes, 7.178% due 3/15/12(b)(f)	7,241,070
2,130,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17(a)	2,257,800
	Total Health Care Providers & Services	49,560,465
	Pharmaceuticals — 0.0%
11,725,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(e)	15,829
	TOTAL HEALTH CARE	55,855,744
INDUSTRIALS — 12.4%
	Aerospace & Defense — 1.6%
340,000	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/1/15(a)	360,400
11,695,201	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(b)	8,084,307
106,119	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26(c)(d)(e)	0
2,565,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	2,545,763
3,365,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14(a)	3,398,650
	Total Aerospace & Defense	14,389,120
	Air Freight & Logistics — 0.1%
500,000	TGI International Ltd., Senior Notes, 9.500% due 10/3/17(a)	535,000
	Airlines — 2.7%
790,000	American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12(a)	813,700

See Notes to Financial Statements.

10	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Airlines — 2.7% continued
	Continental Airlines Inc.:
5,000,000	5.983% due 4/19/22	$4,850,000
	Pass-Through Certificates:
869,397	8.312% due 10/2/12	808,540
1,930,000	7.339% due 4/19/14	1,737,000
9,280,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	7,656,000
	Delta Air Lines Inc.:
	Pass-Through Certificates:
234,819	7.379% due 5/18/10	234,819
2,135,000	7.711% due 9/18/11	2,049,600
1,619,503	8.954% due 8/10/14(d)	1,388,724
1,488,098	6.821% due 8/10/22	1,372,771
	Senior Secured Notes:
1,310,000	9.500% due 9/15/14(a)	1,342,750
1,440,000	12.250% due 3/15/15(a)	1,368,000
167,472	United Airlines Inc., Pass-Through Certificates, 8.030% due 7/1/11(c)	214,364
	Total Airlines	23,836,268
	Building Products — 2.4%
	Associated Materials Inc.:
6,090,000	Senior Discount Notes, 11.250% due 3/1/14	5,633,250
3,195,000	Senior Subordinated Notes, 9.750% due 4/15/12	3,266,887
2,430,000	Associated Materials LLC/Associated Materials Finance Inc., Senior Secured Notes, 9.875% due 11/15/16(a)	2,502,900
	GTL Trade Finance Inc.:
2,360,000	7.250% due 10/20/17(a)(g)	2,442,600
2,302,000	Senior Notes, 7.250% due 10/20/17(a)(g)	2,382,570
3,870,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13(e)	3,937,725
7,315,000	NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/1/14(c)(e)	265,169
435,000	USG Corp., Senior Notes, 9.750% due 8/1/14(a)	458,925
	Total Building Products	20,890,026
	Commercial Services & Supplies — 1.7%
1,315,000	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15(a)	1,413,625
	Altegrity Inc., Senior Subordinated Notes:
1,060,000	10.500% due 11/1/15(a)	906,300
4,775,000	11.750% due 5/1/16(a)	3,820,000
3,094,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	3,171,350
1,435,000	Geo Group Inc., Senior Notes, 7.750% due 10/15/17(a)	1,463,700
	RSC Equipment Rental Inc.:
3,215,000	Senior Notes, 9.500% due 12/1/14	3,190,888

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Commercial Services & Supplies — 1.7% continued
1,155,000	Senior Secured Notes, 10.000% due 7/15/17(a)	$1,258,950
	Total Commercial Services & Supplies	15,224,813
	Construction & Engineering — 0.4%
3,740,000	Odebrecht Finance Ltd., 7.500% due 10/18/17(a)(g)	3,814,800
	Machinery — 0.2%
1,390,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,271,850
340,000	Navistar International Corp., Senior Notes, 8.250% due 11/1/21	333,625
	Total Machinery	1,605,475
	Marine — 0.4%
3,110,000	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/1/14(a)	3,195,525
	Road & Rail — 1.8%
	Kansas City Southern de Mexico, Senior Notes:
7,415,000	9.375% due 5/1/12	7,600,375
2,605,000	12.500% due 4/1/16(a)	2,937,137
280,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	322,700
4,330,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(a)	4,546,500
	Total Road & Rail	15,406,712
	Trading Companies & Distributors — 1.0%
2,300,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	2,277,000
3,045,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,946,038
6,680,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)(e)	3,807,600
	Total Trading Companies & Distributors	9,030,638
	Transportation Infrastructure — 0.1%
	Swift Transportation Co., Senior Secured Notes:
995,000	8.190% due 5/15/15(a)(f)	691,525
305,000	12.500% due 5/15/17(a)	227,225
	Total Transportation Infrastructure	918,750
	TOTAL INDUSTRIALS	108,847,127
INFORMATION TECHNOLOGY — 1.6%
	Communications Equipment — 0.5%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	4,819,000
	IT Services — 0.7%
3,285,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(b)	2,972,925
	First Data Corp., Senior Notes:
3,100,000	5.625% due 11/1/11	2,553,625
515,000	9.875% due 9/24/15	476,537
	Total IT Services	6,003,087

See Notes to Financial Statements.

12	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Semiconductors & Semiconductor Equipment — 0.4%
	Freescale Semiconductor Inc.:
	Senior Notes:
1,615,000	8.875% due 12/15/14	$1,320,262
1,269,744	9.125% due 12/15/14(b)	958,657
1,500,000	Senior Subordinated Notes, 10.125% due 12/15/16	1,072,500
	Total Semiconductors & Semiconductor Equipment	3,351,419
	TOTAL INFORMATION TECHNOLOGY	14,173,506
MATERIALS — 8.9%
	Chemicals — 0.8%
2,385,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17(a)	2,581,762
1,925,000	Solutia Inc., Senior Notes, 8.750% due 11/1/17	2,002,000
1,210,000	Terra Capital Inc., Senior Notes, 7.750% due 11/1/19(a)	1,222,100
1,215,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	1,151,213
	Total Chemicals	6,957,075
	Construction Materials — 0.1%
920,000	Headwaters Inc., Senior Secured Notes, 11.375% due 11/1/14(a)	926,900
	Containers & Packaging — 1.0%
1,455,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., Senior Secured Notes, 8.250% due 11/15/15(a)	1,433,175
1,235,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14(a)	1,318,363
2,485,000	Graham Packaging Co. L.P., Senior Subordinated Notes, 9.875% due 10/15/14	2,547,125
2,100,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(c)(d)(e)	0
2,880,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13(a)	3,067,200
	Total Containers & Packaging	8,365,863
	Metals & Mining — 3.4%
	Evraz Group SA, Notes:
1,590,000	8.875% due 4/24/13(a)(g)	1,564,163
680,000	9.500% due 4/24/18(a)	673,200
3,245,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,147,650
3,858,532	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15(b)(f)	2,729,911
	Novelis Inc., Senior Notes:
4,925,000	7.250% due 2/15/15	4,444,812
1,500,000	11.500% due 2/15/15(a)	1,567,500
1,820,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	2,268,213
4,170,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	4,107,450
	Teck Resources Ltd., Senior Secured Notes:
1,355,000	9.750% due 5/15/14	1,527,763
1,000,000	10.250% due 5/15/16	1,157,500

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	13

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Metals & Mining — 3.4% continued
	Vale Overseas Ltd., Notes:
1,284,000	8.250% due 1/17/34(g)	$1,513,845
3,268,000	6.875% due 11/21/36(g)	3,296,105
2,070,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(a)(g)	2,075,175
	Total Metals & Mining	30,073,287
	Paper & Forest Products — 3.6%
9,350,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(a)(c)	9,677,250
5,740,000	Appleton Papers Inc., Senior Secured Notes, 11.250% due 12/15/15(a)	4,864,650
3,910,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16(a)	4,164,150
	NewPage Corp., Senior Secured Notes:
525,000	6.733% due 5/1/12(f)	338,625
5,040,000	11.375% due 12/31/14(a)	5,052,600
4,078,128	Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13(b)(f)	1,172,462
1,070,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14(a)	1,173,780
1,935,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,538,325
	Verso Paper Holdings LLC:
1,435,000	9.125% due 8/1/14	1,198,225
2,695,000	Senior Secured Notes, 11.500% due 7/1/14(a)	2,883,650
	Total Paper & Forest Products	32,063,717
	TOTAL MATERIALS	78,386,842
TELECOMMUNICATION SERVICES — 10.4%
	Diversified Telecommunication Services — 6.3%
	Axtel SAB de CV, Senior Notes:
4,740,000	7.625% due 2/1/17(a)(g)	4,621,500
370,000	7.625% due 2/1/17(a)(g)	361,675
2,880,000	CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17(a)	3,038,400
1,305,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	998,325
955,000	Frontier Communications Corp., Senior Notes, 8.125% due 10/1/18	963,356
5,441,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15(c)(e)	544
1,925,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	2,059,750
25,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	25,563
3,140,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.892% due 2/1/15	3,136,075
	Intelsat Jackson Holdings Ltd., Senior Notes:
6,275,000	9.500% due 6/15/16	6,620,125
5,755,000	11.500% due 6/15/16	6,071,525

See Notes to Financial Statements.

14	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Diversified Telecommunication Services — 6.3% continued
	Level 3 Financing Inc., Senior Notes:
2,470,000	12.250% due 3/15/13	$2,587,325
2,260,000	9.250% due 11/1/14	2,022,700
3,000,000	8.750% due 2/15/17	2,580,000
3,135,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	3,276,075
3,625,000	Qwest Communications International Inc., Senior Notes, 8.000% due 10/1/15(a)	3,615,937
2,220,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16(a)(g)	2,256,075
700,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(a)	721,875
	Wind Acquisition Finance SA:
3,770,000	Senior Bonds, 10.750% due 12/1/15(a)	4,090,450
1,485,000	Senior Notes, 11.750% due 7/15/17(a)	1,685,475
4,370,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	4,512,025
	Total Diversified Telecommunication Services	55,244,775
	Wireless Telecommunication Services — 4.1%
3,130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)(e)	3,805,780
5,180,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16(a)	5,192,950
210,000	iPCS Inc., Senior Secured Notes, 2.608% due 5/1/13(f)	184,800
	Sprint Capital Corp., Senior Notes:
1,450,000	7.625% due 1/30/11	1,473,563
5,355,000	8.375% due 3/15/12	5,448,712
10,525,000	8.750% due 3/15/32	9,156,750
11,515,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13(a)(g)	11,054,400
	Total Wireless Telecommunication Services	36,316,955
	TOTAL TELECOMMUNICATION SERVICES	91,561,730
UTILITIES — 7.8%
	Electric Utilities — 3.1%
2,880,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)(g)	3,096,000
202,000	Enersis SA, Notes, 7.375% due 1/15/14	224,058
33,170,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	23,716,550
	Total Electric Utilities	27,036,608
	Gas Utilities — 0.2%
1,887,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,877,565

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	15

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 4.4%
	AES Corp., Senior Notes:
1,900,000	9.375% due 9/15/10	$1,966,500
1,000,000	7.750% due 3/1/14	1,010,000
5,290,000	8.000% due 10/15/17	5,342,900
	Dynegy Holdings Inc.:
3,975,000	Senior Debentures, 7.625% due 10/15/26	2,722,875
1,985,000	Senior Notes, 7.750% due 6/1/19	1,682,287
4,100,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	3,895,000
	Edison Mission Energy, Senior Notes:
2,890,000	7.750% due 6/15/16	2,499,850
2,750,000	7.200% due 5/15/19	2,206,875
4,605,000	7.625% due 5/15/27	3,269,550
6,650,000	Energy Future Holdings Corp., Senior Notes, 10.875% due 11/1/17	4,655,000
	Mirant Mid-Atlantic LLC, Pass-Through Certificates:
585,916	9.125% due 6/30/17	591,775
2,143,448	10.060% due 12/30/28	2,205,072
1,360,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,346,400
	NRG Energy Inc., Senior Notes:
2,750,000	7.250% due 2/1/14	2,736,250
1,190,000	7.375% due 1/15/17	1,181,075
1,625,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	1,600,625
	Total Independent Power Producers & Energy Traders	38,912,034
	Multi-Utilities — 0.1%
740,000	Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19(a)	802,900
	TOTAL UTILITIES	68,629,107
	TOTAL CORPORATE BONDS & NOTES (Cost — $833,030,163)	804,483,144
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
	Diversified Financial Services — 0.0%
3,698,937	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(c)(d)(e) (Cost — $3,942,677)	0
COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
2,356,282	Countrywide Home Loan Mortgage Pass-Through Trust, 2.385% due 4/20/35(f) (Cost — $1,439,257)	1,060,327
COLLATERALIZED SENIOR LOANS — 2.6%
CONSUMER DISCRETIONARY — 0.6%
	Media — 0.6%
1,936,610	Idearc Inc., Term Loan B, 3.460% due 11/1/14(c)(f)	885,652
4,000,000	Newsday LLC, Term Loan, 9.750% due 7/15/13(f)	4,206,668
	TOTAL CONSUMER DISCRETIONARY	5,092,320

See Notes to Financial Statements.

16	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
ENERGY — 0.8%
	Energy Equipment & Services — 0.6%
5,487,694	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(e)(f)	$ 4,829,171
	Oil, Gas & Consumable Fuels — 0.2%
	Ashmore Energy International:
279,613	Synthetic Revolving Credit Facility, 3.288% due 3/30/14(f)	259,342
1,925,230	Term Loan, 4.220% due 3/30/14(f)	1,785,651
	Total Oil, Gas & Consumable Fuels	2,044,993
	TOTAL ENERGY	6,874,164
FINANCIALS — 0.6%
	Diversified Financial Services — 0.2%
2,000,000	CIT Group Inc., Term Loan, 10.276% due 1/18/12	2,080,000
	Real Estate Management & Development — 0.4%
3,500,000	Realogy Corp., Term Loan, 13.500% due 10/15/17	3,607,915
	TOTAL FINANCIALS	5,687,915
INDUSTRIALS — 0.3%
	Airlines — 0.3%
3,031,843	United Airlines Inc., Term Loan B, 2.313% due 1/12/14(f)	2,389,742
	Trading Companies & Distributors — 0.0%
2,629,274	Penhall International Corp., Term Loan, 9.995% due 4/1/12(f)	144,610
	TOTAL INDUSTRIALS	2,534,352
MATERIALS — 0.1%
	Chemicals — 0.1%
698,965	Lyondell Chemical Co., Term Loan, 5.819% due 12/20/14(f)	399,284
TELECOMMUNICATION SERVICES — 0.2%
	Diversified Telecommunication Services — 0.2%
2,000,000	Level 3 Communications Inc., Term Loan, 11.500% due 3/13/14(f)	2,133,334
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $24,735,661)	22,721,369
CONVERTIBLE BONDS & NOTES — 0.4%
CONSUMER DISCRETIONARY — 0.1%
	Media — 0.1%
460,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16(a)	488,750
INDUSTRIALS — 0.3%
	Airlines — 0.0%
220,000	AMR Corp., Senior Notes, 6.250% due 10/15/14	179,850
	Machinery — 0.0%
150,000	Navistar International Corp., Senior Subordinated Notes, 3.000% due 10/15/14	141,938

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	17

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†		SECURITY	VALUE
		Marine — 0.3%
3,895,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	$3,091,656
		TOTAL INDUSTRIALS	3,413,444
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $3,873,236)	3,902,194
SOVEREIGN BONDS — 3.9%
		Argentina — 0.3%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02(c)	771,140
300,000	EUR	9.000% due 6/20/03(c)	170,218
250,000	EUR	10.250% due 1/26/07(c)	147,835
275,000	EUR	8.000% due 2/26/08(c)	158,566
665,000		Bonds, 7.000% due 9/12/13	550,214
97,000	EUR	GDP Linked Securities, 0.000% due 12/15/35(f)	9,292
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04(c)	671,017
600,000	EUR	8.125% due 10/4/04(c)	331,594
525,000	EUR	9.000% due 5/24/05(a)(c)	298,849
		Total Argentina	3,108,725
		Brazil — 1.3%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	570
2,898,000	BRL	10.000% due 7/1/10	1,657,508
17,500,000	BRL	10.000% due 1/1/12	9,638,691
		Total Brazil	11,296,769
		Colombia — 0.1%
495,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	562,320
		Indonesia — 0.4%
		Republic of Indonesia:
11,011,000,000	IDR	10.250% due 7/15/22	1,147,670
7,031,000,000	IDR	11.000% due 9/15/25	760,851
6,948,000,000	IDR	10.250% due 7/15/27	707,687
8,327,000,000	IDR	Bonds, 9.750% due 5/15/37	795,634
		Total Indonesia	3,411,842
		Panama — 0.6%
		Republic of Panama:
1,097,000		9.375% due 4/1/29(g)	1,497,405
3,370,000		6.700% due 1/26/36(g)	3,555,350
		Total Panama	5,052,755
		Russia — 0.0%
329,940		Russian Federation, 7.500% due 3/31/30(a)	370,391

See Notes to Financial Statements.

18	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

FACE AMOUNT†	SECURITY	VALUE
	Turkey — 0.7%
	Republic of Turkey:
490,000	7.000% due 6/5/20(g)	$528,587
1,175,000	11.875% due 1/15/30(g)	1,909,375
594,000	Bonds, 7.000% due 9/26/16(g)	659,340
2,784,000	Notes, 6.875% due 3/17/36(g)	2,818,800
	Total Turkey	5,916,102
	United Arab Emirates — 0.1%
1,060,000	MDC-GMTN B.V., Senior Notes, 5.750% due 5/6/14(a)	1,140,634
	Venezuela — 0.4%
	Bolivarian Republic of Venezuela:
3,370,000	5.750% due 2/26/16(a)(g)	2,283,175
1,164,000	Collective Action Securities, 9.375% due 1/13/34(g)	846,810
	Total Venezuela	3,129,985
	TOTAL SOVEREIGN BONDS (Cost — $32,425,173)	33,989,523
SHARES
COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.0%
	Household Durables — 0.0%
18,861	Mattress Holding Corp.(d)(e)*	0
CONSUMER STAPLES — 0.0%
	Food Products — 0.0%
6,729	Aurora Foods Inc.(d)(e)*	0
MATERIALS — 0.3%
	Chemicals — 0.3%
212,078	Georgia Gulf Corp.*	3,047,561
TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares(d)(e)*	0
	TOTAL COMMON STOCKS (Cost — $4,733,134)	3,047,561
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
	Diversified Financial Services — 0.6%
6,812	Bank of America Corp., 7.250% (Cost — $6,579,053)	5,703,960
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Textiles, Apparel & Luxury Goods — 0.0%
2,025,000	Pillowtex Corp., 9.000% due 12/15/49(c)(d)(e) (Cost — $0)	0

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	19

Schedule of investments (unaudited) continued

October 31, 2009

WESTERN ASSET HIGH INCOME FUND II INC.

SHARES	SECURITY	VALUE
PREFERRED STOCKS — 0.6%
CONSUMER DISCRETIONARY — 0.2%
	Automobiles — 0.2%
101,500	Corts-Ford Motor Co., 7.400%	$1,684,900
1,800	Corts-Ford Motor Co., 8.000%	31,950
2,700	Ford Motor Co., Series F, 7.550%	45,765
	Total Automobiles	1,762,615
	Media — 0.0%
59,329	CMP Susquehanna Radio Holdings Corp., 0.000%(a)(d)(e)(f)*	593
7	ION Media Networks Inc., Series B, 12.000%(d)(e)*	0
	Total Media	593
	TOTAL CONSUMER DISCRETIONARY	1,763,208
FINANCIALS — 0.4%
	Consumer Finance — 0.2%
2,521	Preferred Blocker Inc., 7.000%(a)	1,539,622
	Diversified Financial Services — 0.2%
8,200	Preferred Plus, Series FMC1 Trust, 8.250%	149,322
12,600	Preferred Plus, Trust, Series FRD-1, 7.400%	207,144
69,100	Saturns, Series F 2003-5, 8.125%	1,241,727
	Total Diversified Financial Services	1,598,193
	Thrifts & Mortgage Finance — 0.0%
84,700	Federal National Mortgage Association (FNMA), 8.250%(i)*	97,405
	TOTAL FINANCIALS	3,235,220
	TOTAL PREFERRED STOCKS (Cost — $6,263,477)	4,998,428
WARRANTS
WARRANTS — 0.1%
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	490,250
3,488	Buffets Restaurant Holdings, Expires 4/28/14(d)(e)*	0
67,797	CNB Capital Trust, Expires 3/23/19(a)(d)(e)*	678
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(e)*	0
2,750	Leap Wireless International Inc., Expires 4/15/10(a)(d)(e)*	0
1	Turbo Beta Ltd., Expires 11/1/14(d)(e)*	0
	TOTAL WARRANTS (Cost — $22,783)	490,928
	TOTAL INVESTMENTS — 100.0% (Cost — $917,044,614#)	$880,397,434

See Notes to Financial Statements.

20	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND II INC.

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	The coupon payment on these securities is currently in default as of October 31, 2009.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(e)	Illiquid security.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2009.
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
(j)	Subsequent to October 31, 2009, this security is in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	– Brazilian Real
EUR	– Euro
GDP	– Gross Domestic Product
GMAC	– General Motors Acceptance Corp.
IDR	– Indonesian Rupiah
OJSC	– Open Joint Stock Company

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

October 31, 2009

ASSETS:
Investments, at value (Cost — $917,044,614)	$ 880,397,434
Foreign currency, at value (Cost — $190,204)	206,771
Cash	1,705,942
Interest and dividends receivable	23,593,438
Receivable for securities sold	12,682,037
Prepaid expenses	49,484
Total Assets	918,635,106
LIABILITIES:
Loan payable (Note 5)	166,500,000
Payable for open reverse repurchase agreements (Note 3)	54,272,482
Payable for securities purchased	11,887,253
Investment management fee payable	611,932
Interest payable (Notes 3 and 5)	222,041
Directors’ fees payable	1,855
Accrued expenses	505,349
Total Liabilities	234,000,912
TOTAL NET ASSETS	$ 684,634,194
NET ASSETS:
Par value ($0.001 par value; 82,955,302 shares issued and outstanding; 100,000,000 shares authorized)	$ 82,955
Paid-in capital in excess of par value	1,113,368,597
Undistributed net investment income	9,867,345
Accumulated net realized loss on investments and foreign currency transactions	(402,061,936)
Net unrealized depreciation on investments and foreign currencies	(36,622,767)
TOTAL NET ASSETS	$ 684,634,194
Shares Outstanding	82,955,302
Net Asset Value	$8.25

See Notes to Financial Statements.

22	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended October 31, 2009

INVESTMENT INCOME:
Interest	$ 50,275,158
Dividends	579,701
Less: Foreign taxes withheld	(11,496)
Total Investment Income	50,843,363
EXPENSES:
Investment management fee (Note 2)	3,292,056
Interest expense (Notes 3 and 5)	1,999,294
Commitment fees (Note 5)	1,928,826
Directors’ fees	104,843
Legal fees	55,885
Audit and tax	43,708
Stock exchange listing fees	40,567
Transfer agent fees	36,937
Shareholder reports	25,699
Custody fees	21,681
Insurance	4,960
Miscellaneous expenses	5,010
Total Expenses	7,559,466
NET INVESTMENT INCOME	43,283,897
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(36,622,777)
Foreign currency transactions	49,174
Net Realized Loss	(36,573,603)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	215,244,678
Foreign currencies	(5,089)
Change in Net Unrealized Appreciation/Depreciation	215,239,589
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	178,665,986
INCREASE IN NET ASSETS FROM OPERATIONS	$221,949,883

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	23

Statements of changes in net assets

FOR THE SIX MONTHS ENDED OCTOBER 31, 2009 (unaudited) AND THE YEAR ENDED APRIL 30, 2009	October 31	April 30
OPERATIONS:
Net investment income	$ 43,283,897	$ 91,234,602
Net realized loss	(36,573,603)	(214,286,186)
Change in net unrealized appreciation/depreciation	215,239,589	(157,899,942)
Increase (Decrease) in Net Assets From Operations	221,949,883	(280,951,526)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(47,082,156)	(90,608,414)
Decrease in Net Assets From Distributions to Shareholders	(47,082,156)	(90,608,414)
FUND SHARE TRANSACTIONS (NOTE 7):
Net assets of shares issued in connection with merger (0 and 4,286,967 shares issued, respectively)	—	39,324,962
Reinvestment of distributions (638,290 and 415,672 shares issued, respectively)	4,808,561	2,384,010
Cost of aggregate fractional shares repurchased (0 and 414 aggregate fractional shares, respectively)	—	(3,800)
Increase in Net Assets From Fund Share Transactions	4,808,561	41,705,172
INCREASE (DECREASE) IN NET ASSETS	179,676,288	(329,854,768)
NET ASSETS:
Beginning of period	504,957,906	834,812,674
End of period*	$684,634,194	$ 504,957,906
* Includes undistributed net investment income of:	$9,867,345	$13,665,604

See Notes to Financial Statements.

24	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended October 31, 2009

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest and dividends received	$ 41,723,366
Operating expenses paid	(5,393,558)
Interest paid	(2,114,517)
Net sales and maturities of short-term investments	3,839,750
Realized gain on foreign currency transactions	49,174
Net change in unrealized depreciation on foreign currencies	(5,089)
Purchases of long-term investments	(304,261,993)
Proceeds from disposition of long-term investments	293,494,176
Net Cash Provided by Operating Activities	27,331,309
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(42,273,595)
Proceeds from loan	5,000,000
Proceeds from reverse repurchase agreements	11,621,162
Net Cash Used by Financing Activities	(25,652,433)
NET INCREASE IN CASH	1,678,876
Cash, Beginning of period	233,837
Cash, End of period	$ 1,912,713
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in net assets from operations	$ 221,949,883
Accretion of discount on investments	(11,082,569)
Amortization of premium on investments	367,906
Increase in investments, at value	(181,929,575)
Decrease in payable for securities purchased	(2,915,847)
Decrease in interest and dividends receivable	1,594,666
Increase in receivable for securities sold	(704,546)
Decrease in prepaid expenses	30,915
Decrease in interest payable	(115,223)
Increase in accrued expenses	135,699
Total Adjustments	(194,618,574)
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$ 27,331,309
NON-CASH FINANCING ACTIVITIES:
Proceeds from reinvestment of distributions	$ 4,808,561

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	25

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:

	2009[1]	2009[2]	2008[2]	2007[2]	2006	2005[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$6.13	$10.76	$12.38	$11.74	$11.10	$11.03
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.52	1.14	1.05	0.90	0.92	1.02
Net realized and unrealized gain (loss)	2.17	(4.64)	(1.69)	0.63	0.63	0.27
Total income (loss) from operations	2.69	(3.50)	(0.64)	1.53	1.55	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(1.13)	(0.98)	(0.89)	(0.91)	(1.22)
Total distributions	(0.57)	(1.13)	(0.98)	(0.89)	(0.91)	(1.22)
NET ASSET VALUE, END OF PERIOD	$8.25	$6.13	$10.76	$12.38	$11.74	$11.10
MARKET PRICE, END OF PERIOD	$8.35	$6.22	$9.90	$11.61	$10.04	$11.14
Total return, based on NAV[3,4]	45.34%	(32.74)%	(5.19)%	13.58%[5]	14.43%	12.13%
Total return, based on Market Price[4]	44.71%	(25.21)%	(6.15)%	25.58%	(1.58)%	5.39%
NET ASSETS, END OF PERIOD (000s)	$684,634	$504,958	$834,813	$960,555	$911,338	$861,635
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.47%[6]	3.03%	2.94%	1.96%	2.31%	2.69%
Gross expenses, excluding interest expense	1.82 [6]	1.60	1.21	1.01	1.21	1.67
Net expenses	2.47 [6]	3.03	2.94 [7]	1.96	2.30 [8]	2.69
Net expenses, excluding interest expense	1.82 [6]	1.60	1.21 [7]	1.01	1.20 [8]	1.67
Net investment income	14.14 [6]	15.02	9.25	7.55	7.94	8.99
PORTFOLIO TURNOVER RATE	37%	53%	52%	90%	55%	54%
SUPPLEMENTAL DATA:
Loans Outstanding, End of Period (000s)	$166,500	$161,500	$250,000	$125,000	$125,000	$300,000
Asset Coverage for Loan Outstanding	511%	413%	434%	868%	829%	387%
Weighted Average Loan (000s)	$163,538	$219,563	$213,320	$125,000	$203,630	$300,000
Weighted Average Interest Rate on Loans	1.80%	3.00%	5.00%	5.56%	4.21%	2.44%

1	For the six months ended October 31, 2009 (unaudited).
2	Per share amounts have been calculated using the average shares method.
3

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

5	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.
6	Annualized.
7	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.
8	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through December 21, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•             Level 1 — quoted prices in active markets for identical investments

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

•             Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$803,996,619	$486,525	$804,483,144
Asset-backed security	—	—	0	0
Collateralized mortgage obligation	—	1,060,327	—	1,060,327
Collateralized senior loans	—	22,721,369	—	22,721,369
Convertible bonds & notes	—	3,902,194	—	3,902,194
Sovereign bonds	—	33,989,523	—	33,989,523
Common stocks	$ 3,047,561	—	0	3,047,561
Convertible preferred stocks	5,703,960	—	—	5,703,960
Escrowed shares	—	—	0	0
Preferred stocks:
Consumer discretionary	1,762,615	593	0	1,763,208
Financials	1,695,598	1,539,622	—	3,235,220
Warrants	—	490,928	0	490,928
Total long-term investments	12,209,734	867,701,175	486,525	880,397,434
Other financial instruments:
Reverse repurchase agreements	—	(54,272,482)	—	(54,272,482)
Total	$12,209,734	$813,428,693	$486,525	$826,124,952

†  See Schedule of Investments for additional detailed categorizations.

28	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of April 30, 2009	$ 2,705,414	$ 0	$ 0	$ 25,215	$ 1,864	$ 2,732,493
Accrued premiums/discounts	69,538	—	—	—	—	69,538
Realized gain/(loss)[1]	47,832	—	(4,205,140)	—	(39,796)	(4,197,104)
Change in unrealized appreciation (depreciation)[2]	475,443	—	4,213,035	(24,622)	38,610	4,702,466
Net purchases (sales)	(538,345)	—	(7,895)	—	—	(546,240)
Net transfers in and/or out of Level 3	(2,273,357)	—	—	(593)	(678)	(2,274,628)
Balance as of October 31, 2009	$ 486,525	$ 0	$ 0	$ 0	$ 0	$ 486,525
Net unrealized appreciation (depreciation) for investments in securities still held at October 31, 2009[2]	$(2,171,878)	$(3,942,677)	$ (20,183)	$(80,500)	$(20,919)	$(6,236,157)

1	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
2

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse repurchase agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

30	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

(f) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average weekly net assets plus the proceeds of any outstanding borrowings used for leverage.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Singapore and Western Asset Limited do not do not receive any compensation from the Fund and are paid by Western Asset for their services to the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Singapore and Western Asset Limited a subadvisory fee of 0.30% on assets managed by each subadviser.

During periods in which the Fund utilizes financial leverage, the fees which are payable to the investment manager as a percentage of the Fund’s net assets will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended October 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$301,346,146
Sales	294,391,300

32	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,739,354
Gross unrealized depreciation	(106,386,534)
Net unrealized depreciation	$(36,647,180)

Transactions in reverse repurchase agreements for the Fund during the six months ended October 31, 2009 were as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT OUTSTANDING
$46,020,616	2.105%	$55,977,131

Interest rates on reverse repurchase agreements ranged from 0.000% to 3.250% during the six months ended October 31, 2009. Interest expense incurred on reverse repurchase agreements totaled $495,115.

At October 31, 2009, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$3,082,422	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $4,740,000 Axtel SAB de CV, 7.625% due 2/01/17; Market value (including accrued interest) $4,711,856	$3,082,422
1,536,815	Reverse Repurchase Agreement with Credit Suisse, dated 10/30/09 bearing 1.000% to be repurchased at $1,537,712 on 11/20/09, collateralized by: $2,302,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $2,388,072	1,536,815
2,324,036	Reverse Repurchase Agreement with Credit Suisse, dated 10/21/09 bearing 1.500% to be repurchased at an amount and date to be determined, collateralized by: $3,740,000 Odebrecht Finance Ltd., 7.500% due 10/18/17; Market value (including accrued interest) $3,825,588	2,324,036
1,154,592	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $1,097,000 Republic of Panama, 9.375% due 4/1/29; Market value (including accrued interest) $1,506,164	1,154,592
2,698,022	Reverse Repurchase Agreement with Credit Suisse, dated 10/30/09 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $3,370,000 Republic of Panama, 6.700% due 1/26/36; Market value (including accrued interest) $3,615,479	2,698,022

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

FACE AMOUNT	SECURITY	VALUE
$4,610,313	Reverse Repurchase Agreement with Credit Suisse, dated 10/30/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $6,067,000 Pemex Project Funding Master Trust, 6.625% due 6/15/35; Market value (including accrued interest) $6,087,170	$4,610,313
909,742	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,204,000 RSHB Capital, 7.175% due 5/16/13; Market value (including accrued interest) $1,299,417	909,742
1,616,040	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $2,010,000 RSHB Capital, 9.000% due 6/11/17; Market value (including accrued interest) $2,314,443	1,616,040
4,221,700	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.500% to be repurchased at $4,233,837 on 12/22/09, collateralized by: $7,000,000 True Move Co., Ltd., 10.750% due 12/16/13; Market value (including accrued interest) $7,003,730	4,221,700
1,531,613	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) $1,950,704	1,531,613
2,294,294	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $2,784,000 Republic of Turkey, 6.875% due 3/17/36; Market value (including accrued interest) $2,842,593	2,294,294
1,086,778	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,284,000 Vale Overseas Ltd., 8.250% due 1/17/34; Market value (including accrued interest) $1,544,645	1,086,778
2,424,529	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at $2,429,176 on 12/22/09, collateralized by: $3,268,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market value (including accrued interest) $3,396,232	2,424,529
1,256,490	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.500% to be repurchased at an amount and date to be determined, collateralized by: $2,070,000 Vedanta Resources PLC, 8.750% due 1/15/14; Market value (including accrued interest) $2,128,823	1,256,490
1,689,052	Reverse Repurchase Agreement with Credit Suisse, dated 10/19/09 bearing 1.000% to be repurchased at $1,690,553 on 11/20/09, collateralized by: $2,360,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $2,448,241	1,689,052

34	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

FACE AMOUNT	SECURITY	VALUE
$1,622,318	Reverse Repurchase Agreement with Credit Suisse, dated 10/30/09 bearing 1.500% to be repurchased at $1,625,901 on 12/22/09, collateralized by: $3,370,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) $2,318,162	$1,622,318
595,270	Reverse Repurchase Agreement with Credit Suisse, dated 10/21/09 bearing 2.500% to be repurchased at an amount and date to be determined, collateralized by: $1,164,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) $879,725	595,270
731,402	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/13/09 bearing 1.750% to be repurchased at an amount and date to be determined, collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) $1,044,674	731,402
861,408	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/13/09 bearing 1.750% to be repurchased at an amount and date to be determined, collateralized by: $1,055,000 RSHB Capital, 6.299% due 5/15/17; Market value (including accrued interest) $1,075,149	861,408
1,132,560	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/13/09 bearing 1.750% to be repurchased at an amount and date to be determined, collateralized by: $1,320,000 RSHB Capital, 7.125% due 1/14/14; Market value (including accrued interest) $1,408,305	1,132,560
429,975	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 8/19/09 bearing 1.750% to be repurchased at $431,981 on 11/23/09, collateralized by: $490,000 Republic of Turkey, 7.000% due 6/5/20; Market value (including accrued interest) $542,551	429,975
542,916	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 8/19/09 bearing 1.750% to be repurchased at $545,450 on 11/23/09, collateralized by: $594,000 Republic of Turkey, 7.000% due 9/26/16; Market value (including accrued interest) $663,475	542,916
183,150	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 8/19/09 bearing 2.250% to be repurchased at $184,249 on 11/23/09, collateralized by: $370,000 Axtel SAB de CV, 7.625% due 2/1/17; Market value (including accrued interest) $368,728	183,150
2,530,800	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $2,880,000 EEB International Ltd., 8.750% due 10/31/14; Market value (including accrued interest) $3,223,385	2,530,800
1,327,650	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.950% to be repurchased at an amount and date to be determined, collateralized by: $1,590,000 Evraz Group SA, 8.875% due 4/24/13; Market value (including accrued interest) $1,567,264	1,327,650

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

FACE AMOUNT	SECURITY	VALUE
$2,007,770	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.000% to be repurchased at an amount and date to be determined, collateralized by: $2,419,000 Globo Communicacoes E Participacoes SA, 7.250% due 4/26/22; Market value (including accrued interest) $2,518,651	$2,007,770
1,759,500	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.450% to be repurchased at an amount and date to be determined, collateralized by: $2,070,000 KazMunaiGaz Finance Sub B.V., 8.375% due 7/02/33; Market value (including accrued interest) $2,246,498	1,759,500
1,293,600	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,540,000 TNK-BP Finance SA, 7.500% due 7/18/16; Market value (including accrued interest) $1,592,519	1,293,600
1,146,750	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,390,000 TNK-BP Finance SA, 7.875% due 3/13/18; Market value (including accrued interest) $1,429,142	1,146,750
798,525	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $1,170,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) $1,039,690	798,525
1,892,550	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $2,220,000 UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16; Market value (including accrued interest) $2,336,701	1,892,550
1,431,900	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 0.000% to be repurchased at an amount and date to be determined, collateralized by: $1,720,000 LUKOIL International Finance BV, 6.356% due 6/7/17; Market value $1,703,708 (including accrued interest)	1,431,900
1,548,000	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $1,720,000 RSHB Capital, 7.125% due 1/14/14; Market value (including accrued interest) $1,834,032	1,548,000
	Total reverse repurchase agreements (Proceeds — $54,272,482)	$54,272,482

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended October 31, 2009, the Fund did not hold any derivative instruments.

36	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

5. Loan

At October 31, 2009, the Fund had a $300,000,000 credit line available pursuant to a revolving credit and security agreement dated as of December 21, 2006, as from time to time amended (“Agreement”), with CIESCO, LLC and Citibank, N.A. (“Citibank”). Citibank acts as administrative agent and secondary lender. Also, as of October 31, 2009, the Fund had a $166,500,000 loan outstanding pursuant to the Agreement. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total amount of the loan available, whether used or unused. For the six months ended October 31, 2009, the Fund paid $1,928,826 in commitment fees. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses. For the six months ended October 31, 2009, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average loan balance was $163,538,043 and the weighted average interest rate was 1.800%. Total interest expense on the loan for the period was $1,504,179.

Subsequent to the period of this report, on December 15, 2009, the Fund terminated the Agreement and repaid the full amount of the outstanding loan and all interest due to Citibank. Simultaneously with the foregoing termination and repayment, the Fund entered into a Credit Agreement for Margin Financing (“Credit Agreement”) with Pershing LLC, a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“Pershing”). The Credit Agreement provides a $300 million line of credit for a 364-day term (until December 14, 2010). The Fund had $166,500,000 outstanding under the Credit Agreement on December 15, 2009.

6. Distributions subsequent to October 31, 2009

On August 13, 2009, the Board of Directors (the “Board”) of the Fund declared a distribution in the amount of $0.0950 per share payable on November 27, 2009 to shareholders of record on November 20, 2009.

On November 16, 2009, the Fund’s Board declared three distributions in the amount of $0.0950 per share, payable on December 28, 2009, January 29, 2010 and February 26, 2010 to shareholders of record on December 18, 2009, January 22, 2010 and February 19, 2010, respectively.

7. Transfer of net assets

On September 23, 2008, the Fund acquired the assets and certain liabilities of Western Asset Zenix Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by shareholders of the Acquired Fund. Total shares

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE ACQUIRED FUND	TOTAL NET ASSETS OF THE FUND
Western Asset Zenix Income Fund Inc.	4,286,967	$39,324,962	$711,960,565

As part of the reorganization, common shareholders of the Acquired Fund received 0.22624 shares of the Fund’s shares. The Fund did not issue any fractional shares to common shareholders. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former common shareholders in proportion of their fractional shares.

In addition, holders of the Auction Rate Cumulative Preferred Stock (“ARPS”) issued by the Acquired Fund received cash in the amount of the required liquidation preference of $25,000 per share plus accrued and unpaid dividends thereon. All of the outstanding $35 million ARPS were retired using additional drawdowns on the existing credit facility of the Fund.

The total net assets of the Acquired Fund before acquisition included unrealized depreciation of $15,489,958, accumulated net realized loss of $38,472,172 and overdistributed net investment income of $5,553. Total net assets of the Fund immediately after the transfer were $751,285,527. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital loss carryforward

As of April 30, 2009, the Fund had a net capital loss carryforward of approximately $216,304,444, of which $41,322,321 expires in 2010, $78,206,001 expires in 2011, $6,091,329 expires in 2016 and $90,684,793 expires in 2017. These amounts will be available to offset any future taxable capital gains.

38	Western Asset High Income Fund II Inc. 2009 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Fund held its Annual Meeting of Stockholders on August 12, 2009, for the purpose of voting upon the election of Class II Directors of the Fund, to serve until 2012 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the meeting.

Election of Directors

NOMINEES	VOTES FOR	VOTES WITHHELD
Paolo M. Cucchi	68,651,199	2,280,992
Leslie H. Gelb	68,593,687	2,338,504
Riordan Roett	69,234,569	1,697,623

At October 31, 2009, in addition to Paolo M. Cucchi, Leslie H. Gelb and Riordan Roett, the other Directors of the Fund were as follows:

Carol L. Colman
Daniel P. Cronin
William R. Hutchinson
R. Jay Gerken
Jeswald W. Salacuse

Western Asset High Income Fund II Inc. 2009 Semi-Annual Report	39

Dividend reinvestment plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Each shareholder purchasing shares of common stock (“Shares”) of Western Asset High Income Fund II Inc. (“Fund”) will be deemed to have elected to be a participant in the Dividend Reinvestment Plan (“Plan”), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all distributions in cash, paid by check, mailed directly to the record holder by or under the direction of American Stock Transfer & Trust Company as the Fund’s dividend-paying agent (“Agent”). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of “street name” and register such Shares in the shareholder’s name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a “Participant.” The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

Unless the Fund declares a distribution payable only in the form of cash, the Agent will apply all distributions in the manner set forth below.

If, on the determination date (as defined below), the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a “market premium”), the Agent will receive the distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a “market discount”), the Agent will purchase Shares in the open market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a “Trading Day”) preceding the payment date for the distribution. For purposes herein, “market price” will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the “ex-dividend” date next succeeding the distribution payment date.

If (i) the Agent has not invested the full distribution amount in open market purchases by the date specified above as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the Agent will cease making open market purchases and

40	Western Asset High Income Fund II Inc.

will receive the uninvested portion of the distribution amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open market purchases as specified above or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the distribution.

In the event that all or part of a distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the distribution payment date, except that with respect to Shares issued pursuant to the paragraph above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

The open market purchases provided for above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant’s account. The Agent may commingle amounts of all Participants to be used for open market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

The Agent will maintain all Participant accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant’s name or that of its nominee, and each Participant’s proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the

Western Asset High Income Fund II Inc.	41

Dividend reinvestment plan (unaudited) continued

date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund’s Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

The Agent’s service fee for handling distributions will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Agent in writing. Such termination will be effective immediately if notice is received by the Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective on the first Trading Day after the payment due for such distribution with respect to any subsequent distribution. The Plan may be amended or terminated by the Fund as applied to any distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the distribution. The Plan may be amended or terminated by the Agent, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice to the Agent in writing in advance of such termination to have the Agent sell part or all of a Participant’s Shares and remit the proceeds to Participant, the Agent is authorized to deduct a $2.50 fee plus brokerage commission for this transaction from the proceeds.

Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the

42	Western Asset High Income Fund II Inc.

purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for each Participant’s account, all distributions payable on Shares of the Fund held in each Participant’s name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners (“Nominee Holders”), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder’s name and held for the account of beneficial owners who are to participate in the Plan.

The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

All correspondence concerning the Plan should be directed to the Agent at 1-888-888-0151.

Western Asset High Income Fund II Inc.	43

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Western Asset High Income Fund II Inc.

Directors

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

R. Jay Gerken, CFA
Chairman

William R. Hutchinson

Riordan Roett

Jeswald W. Salacuse

Officers

R. Jay Gerken, CFA
President and Chief Executive Officer

Kaprel Ozsolak
Chief Financial Officer and Treasurer

Ted P. Becker

Chief Compliance Officer

Robert I. Frenkel
Secretary and Chief Legal Officer

Thomas C. Mandia
Assistant Secretary

Steven Frank
Controller

Albert Laskaj
Controller

Western Asset High Income Fund II Inc.

55 Water Street

New York, New York 10041

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd. in Signapore

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, Massachusetts 02111

Transfer agent

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

New York Stock Exchange Symbol

HIX

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•  Information we receive from you on applications and forms, via the telephone, and through our websites;

•  Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•  Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Income Fund II Inc.

WESTERN ASSET HIGH INCOME FUND II INC.
55 Water Street
New York, NY 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices, shares of its Common Stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) on the Fund’s website at www.leggmason.com/cef and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset High Income Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

WAS0022 12/09 SR09-955

ITEM 2.                                                   CODE OF ETHICS.

Not applicable.

ITEM 3.                 AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                                                   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                                                   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                                                   SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                                                   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                                                   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                                                   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                                             CONTROLS AND PROCEDURES.

(a)                    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.                                             EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Fund II Inc.

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Fund II Inc.

Date:	December 30, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Western Asset High Income Fund II Inc.

Date:	December 30, 2009